UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21969

                          The Gabelli Global Deal Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                              (THE GABELLI LOGO)
                                                                GLOBAL DEAL FUND

                          THE GABELLI GLOBAL DEAL FUND

                              Third Quarter Report
                               September 30, 2008

TO OUR SHAREHOLDERS,

     Since it commenced operations on January 31, 2007, The Gabelli Global Deal Fund (the "Fund") has gained 1.35% on a net asset value ("NAV") basis while the 3 Month U.S. Treasury Bill Index rose 3.86% over the same period. The Fund's market price on September 30, 2008, was $14.02, which equates to a 17.38% discount to its NAV of $16.97.

     Enclosed is the investment portfolio as of September 30, 2008.

             AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                             Since
                                                           Inception
                                       Quarter   1 Year    (01/31/07)
                                       -------   -------   ----------
GABELLI GLOBAL DEAL FUND
   NAV TOTAL RETURN (b) ............   (1.03)%   (2.98)%       1.35%
   INVESTMENT TOTAL RETURN (c) .....   (7.13)    (9.43)      (18.97)
3 Month U.S. Treasury Bill Index ...    0.63      2.90         3.86
S&P 500 Index ......................   (8.36)    (21.96)     (10.00)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE 3 MONTH U.S. TREASURY BILL INDEX IS COMPRISED OF A SINGLE ISSUE PURCHASED AT THE BEGINNING OF THE MONTH AND HELD FOR A FULL MONTH. AT THE END OF THE MONTH, THAT ISSUE IS SOLD AND ROLLED INTO THE OUTSTANDING TREASURY BILL THAT MATURES CLOSEST TO, BUT NOT BEYOND THREE MONTHS FROM THE RE-BALANCING DATE. TO QUALIFY FOR SELECTION, AN ISSUE MUST HAVE SETTLED ON OR BEFORE THE RE-BALANCING (MONTH END) DATE. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE 3 MONTH U.S. TREASURY BILL INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

                          THE GABELLI GLOBAL DEAL FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
 SHARES                                                               VALUE
--------                                                           ------------
           COMMON STOCKS -- 65.1%
           AEROSPACE -- 2.9%
 145,000   DRS Technologies Inc. ...............................   $ 11,128,750
                                                                   ------------
           AGRICULTURE -- 0.0%
   1,000   Provimi SA ..........................................         20,216
                                                                   ------------
           AUTOMOTIVE -- 0.0%
  12,000   Lear Corp.+ .........................................        126,000
                                                                   ------------
           BROADCASTING -- 0.0%
   1,000   Cumulus Media Inc., Cl. A+ ..........................          4,260
                                                                   ------------
           BUSINESS SERVICES -- 3.7%
   8,000   Acxiom Corp. ........................................        100,320
 120,000   Diebold Inc. ........................................      3,973,200
 500,000   Greenfield Online Inc.+ .............................      8,700,000
  45,200   Ikon Office Solutions Inc. ..........................        768,852
   6,600   PeopleSupport Inc.+ .................................         77,154
  58,000   PHH Corp.+ ..........................................        770,820
                                                                   ------------
                                                                     14,390,346
                                                                   ------------
           CABLE AND SATELLITE -- 0.1%
  35,001   Zon Multimedia Servicos de
              Telecomunicacoes e Multimedia SGPS SA ............        255,734
                                                                   ------------
           COMMUNICATIONS EQUIPMENT -- 0.3%
  60,000   Foundry Networks Inc.+ ..............................      1,092,600
                                                                   ------------
           COMPUTER HARDWARE -- 0.1%
  20,000   SanDisk Corp.+ ......................................        391,000
                                                                   ------------
           COMPUTER SOFTWARE AND SERVICES -- 1.4%
     500   Affiliated Computer Services Inc., Cl. A+ ...........         25,315
     300   Captaris Inc.+ ......................................          1,383
   1,000   I2 Technologies Inc.+ ...............................         13,490
  35,000   Mentor Graphics Corp.+ ..............................        397,250
  50,000   NDS Group plc+ ......................................      2,794,500
   5,000   Q9 Networks Inc.+ ...................................         77,284
   1,000   Secure Computing Corp+ ..............................          5,480
 120,000   Yahoo! Inc.+ ........................................      2,076,000
                                                                   ------------
                                                                      5,390,702
                                                                   ------------
           CONSUMER PRODUCTS -- 3.8%
  63,000   Harman International Industries Inc. ................      2,146,410
  12,000   Heelys Inc.+ ........................................         53,760
 275,000   Rothmans Inc. .......................................      7,731,266
  75,000   UST Inc. ............................................      4,990,500
                                                                   ------------
                                                                     14,921,936
                                                                   ------------

                                                                      MARKET
 SHARES                                                                VALUE
--------                                                           ------------
           DIVERSIFIED INDUSTRIAL -- 1.7%
 510,000   Myers Industries Inc. ...............................   $  6,431,100
                                                                   ------------
           EDUCATIONAL SERVICES -- 0.1%
  16,000   Corinthian Colleges Inc.+ ...........................        240,000
                                                                   ------------
           ELECTRONICS -- 0.7%
 211,700   Alliance Semiconductor Corp. ........................        158,775
  85,000   Bel Fuse Inc., Cl. A ................................      2,337,500
   1,000   Epcos AG ............................................         25,115
  16,000   International Rectifier Corp.+ ......................        304,320
   1,000   Xantrex Technology Inc.+ ............................         14,075
                                                                   ------------
                                                                      2,839,785
                                                                   ------------
           ENERGY AND UTILITIES -- 6.3%
  80,000   Awilco Offshore ASA+ ................................      1,150,648
   1,000   British Energy Group plc ............................         13,512
  10,000   Constellation Energy Group Inc. .....................        243,000
 218,000   Endesa SA ...........................................      7,893,458
  50,000   EnergySouth Inc. ....................................      3,071,500
  20,000   First Calgary Petroleums Ltd.+ ......................         63,519
 179,760   Great Plains Energy Inc. ............................      3,994,267
  78,000   NorthWestern Corp. ..................................      1,960,140
   1,000   Origin Energy Ltd. ..................................         12,731
 220,000   Puget Energy Inc. ...................................      5,874,000
 100,000   WesternZagros Resources Ltd.+ .......................        115,574
                                                                   ------------
                                                                     24,392,349
                                                                   ------------
           ENTERTAINMENT -- 0.8%
 190,000   Take-Two Interactive Software Inc. ..................      3,116,000
                                                                   ------------
           ENVIRONMENTAL SERVICES -- 0.2%
   5,000   Allied Waste Industries Inc.+ .......................         55,550
  20,000   Republic Services Inc. ..............................        599,600
                                                                   ------------
                                                                        655,150
                                                                   ------------
           EQUIPMENT AND SUPPLIES -- 0.4%
 300,000   Enodis plc ..........................................      1,677,393
   5,000   Photon Dynamics Inc.+ ...............................         76,750
                                                                   ------------
                                                                      1,754,143
                                                                   ------------
           FINANCIAL SERVICES -- 8.3%
  90,000   Hilb Rogal & Hobbs Co. ..............................      4,206,600
 170,000   Nationwide Financial Services Inc., Cl. A ...........      8,386,100
 110,000   Philadelphia Consolidated Holding Corp.+ ............      6,442,700
   1,000   Saxon Financial Inc. ................................         19,676
 140,000   SLM Corp.+ ..........................................      1,727,600
 155,000   UnionBanCal Corp. ...................................     11,359,950
  39,600   Wachovia Corp. ......................................        138,600
                                                                   ------------
                                                                     32,281,226
                                                                   ------------

               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
 SHARES                                                                VALUE
--------                                                           ------------
           COMMON STOCKS (CONTINUED)
           FOOD AND BEVERAGE -- 14.5%
 290,000   Anheuser-Busch Companies Inc. .......................   $ 18,815,200
  15,000   Bull-Dog Sauce Co. Ltd. .............................         32,580
  79,600   China Huiyuan Juice Group Ltd. ......................         97,388
  50,000   Corn Products International Inc. ....................      1,614,000
   6,000   Reddy Ice Holdings Inc. .............................         21,900
 450,000   Wm. Wrigley Jr. Co. .................................     35,730,000
                                                                   ------------
                                                                     56,311,068
                                                                   ------------
           HEALTH CARE -- 10.2%
 120,000   Alpharma Inc., Cl. A+ ...............................      4,426,800
  30,000   Applied Biosystems Inc. .............................      1,027,500
  34,000   Apria Healthcare Group Inc.+ ........................        620,160
  10,000   ArthroCare Corp.+ ...................................        277,200
   4,000   Barr Pharmaceuticals Inc.+ ..........................        261,200
   2,500   Biogen Idec Inc.+ ...................................        125,725
     100   CPEX Pharmaceuticals Inc.+ ..........................          1,875
   1,000   Cryocath Technologies Inc.+ .........................          7,733
  12,000   Datascope Corp. .....................................        619,560
   2,000   Enzon Pharmaceuticals Inc.+ .........................         14,760
   6,000   Fresenius Kabi Pharmaceuticals Holding Inc., CVR+ ...          3,900
 110,000   Genentech Inc.+ .....................................      9,754,800
   5,000   ImClone Systems Inc.+ ...............................        312,200
   1,000   Jerini AG+ ..........................................          8,785
 550,000   Sciele Pharma Inc.+ .................................     16,934,500
  30,000   Tercica Inc.+ .......................................        268,200
  70,000   Vital Signs Inc. ....................................      5,173,000
                                                                   ------------
                                                                     39,837,898
                                                                   ------------
           HOTELS AND GAMING -- 0.5%
  70,000   MGM Mirage+ .........................................      1,995,000
                                                                   ------------
           MACHINERY -- 0.5%
  50,000   Gehl Co.+ ...........................................      1,471,500
  50,000   TurboChef Technologies Inc.+ ........................        307,500
                                                                   ------------
                                                                      1,779,000
                                                                   ------------
           MATERIALS -- 0.0%
  12,500   Intertape Polymer Group Inc.+ .......................         34,125
                                                                   ------------

                                                                      MARKET
 SHARES                                                                VALUE
--------                                                           ------------
           MEDIA -- 2.1%
  78,000   APN News & Media Ltd. ...............................   $    197,863
 310,000   Cablevision Systems Corp., Cl. A ....................      7,799,600
                                                                   ------------
                                                                      7,997,463
                                                                   ------------
           METALS AND MINING -- 0.2%
  11,000   Alpha Natural Resources Inc.+ .......................        565,730
   8,000   Lonmin plc ..........................................        323,425
  12,000   Uranium One Inc.+ ...................................         25,934
                                                                   ------------
                                                                        915,089
                                                                   ------------
           RESTAURANTS -- 0.0%
   1,000   Landry's Restaurants Inc. ...........................         15,550
                                                                   ------------
           RETAIL -- 0.4%
  14,000   Genesco Inc.+ .......................................        468,720
  16,000   Longs Drug Stores Corp. .............................      1,210,240
     500   Zones Inc.+ .........................................          4,125
                                                                   ------------
                                                                      1,683,085
                                                                   ------------
           SEMICONDUCTORS -- 0.0%
   1,000   Eagle Test Systems Inc.+ ............................         15,310
                                                                   ------------
           SPECIALTY CHEMICALS -- 5.3%
 110,000   Ciba Holding AG .....................................      4,647,749
 200,000   Hercules Inc. .......................................      3,958,000
     320   Mitsubishi Chemical Holdings Corp. ..................          1,664
     300   Nevada Chemicals ....................................          3,954
 170,000   Rohm & Haas Co. .....................................     11,900,000
                                                                   ------------
                                                                     20,511,367
                                                                   ------------
           TELECOMMUNICATIONS -- 0.6%
 989,100   Asia Satellite Telecommunications Holdings Ltd. .....      1,375,723
  10,000   BCE Inc. ............................................        347,100
  50,000   Portugal Telecom SGPS SA ............................        500,120
                                                                   ------------
                                                                      2,222,943
                                                                   ------------
           TOTAL COMMON STOCKS .................................    252,749,195
                                                                   ------------

               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                              VALUE
-----------                                                        ------------
              U.S. GOVERNMENT OBLIGATIONS -- 34.9%
              U.S. TREASURY BILLS -- 24.1%
$93,882,000   U.S. Treasury Bills,
                 0.152% to 1.957%++,
                 10/02/08 to 01/29/09 ..........................   $ 93,795,532
                                                                   ------------
              U.S. TREASURY NOTES -- 10.8%
 21,405,000      4.500%, 04/30/09 ..............................     21,757,861
 20,000,000      4.750%, 12/31/08 ..............................     20,192,200
                                                                   ------------
                                                                     41,950,061
                                                                   ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ................    135,745,593
                                                                   ------------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $416,764,077) ...........................   $388,494,788
                                                                   ============
              Aggregate book cost ..............................   $416,764,077
                                                                   ============
              Gross unrealized appreciation ....................   $  1,704,750
              Gross unrealized depreciation ....................    (29,974,039)
                                                                   ------------
              Net unrealized appreciation/(depreciation) .......   $(28,269,289)
                                                                   ============

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVR  Contingent Value Right

                                                          % OF
                                                          MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                 VALUE       VALUE
-------------------------------------------------------   ------   ------------
LONG POSITIONS
North America .........................................    94.6%   $367,462,287
Europe ................................................     5.0      19,314,554
Latin America .........................................     0.3       1,375,723
Asia/Pacific ..........................................     0.1         307,981
Japan .................................................     0.0          34,243
                                                          -----    ------------
Total Investments .....................................   100.0%   $388,494,788
                                                          =====    ============

               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN     INSTRUMENTS
                                                  SECURITIES       (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $252,749,195              --
Level 2 - Other Significant Observable Inputs     135,745,593       $(195,304)
                                                 ------------       ---------
Total                                            $388,494,788       $(195,304)
                                                 ============       =========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

                          THE GABELLI GLOBAL DEAL FUND
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into contract for difference swap agreements with Bear, Stearns International Limited. Details of the swaps at September 30, 2008 are as follows:

        NOTIONAL                    EQUITY SECURITY                INTEREST RATE/         TERMINATION  NET UNREALIZED
         AMOUNT                        RECEIVED                EQUITY SECURITY PAID           DATE      DEPRECIATION
---------------------------  ----------------------------  -----------------------------  -----------  --------------
                                     Market Value              Overnight LIBOR plus
                                   Appreciation on:        Market Value Depreciation on:
$1,393,286 (360,000 Shares)       Chloride Group plc            Chloride Group plc          04/15/09     $(168,141)
    46,373 (100,000 Shares)  Gulf Keystone Petroleum Ltd.  Gulf Keystone Petroleum Ltd.     03/17/09        (8,922)
     6,453 (1,000 Shares)           J Sainsbury plc               J Sainsbury plc           09/15/09          (319)
    78,240 (2,000 Shares)             Xstrata plc                   Xstrata plc             02/17/09       (17,922)
                                                                                                         ---------
                                                                                                         $(195,304)
                                                                                                         =========

3. TAX INFORMATION. Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post-October currency losses at the fiscal year ended December 31, 2007 were $141,644.

                                     (FLAGS)

                              TRUSTEES AND OFFICERS
                          THE GABELLI GLOBAL DEAL FUND
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Clarence A. Davis
   CHIEF EXECUTIVE OFFICER,
   NESTOR, INC.

Mario d'Urso
   FORMER ITALIAN SENATOR

Arthur V. Ferrara
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Edward T. Tokar
   SENIOR MANAGING DIRECTOR,
   BEACON TRUST COMPANY

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS
Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Sheila J. Moore
   ASSISTANT VICE PRESIDENT & OMBUDSMAN

Agnes Mullady
   TREASURER AND SECRETARY

David I. Schachter
   VICE PRESIDENT

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
The Bank of New York Mellon

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
American Stock Transfer and Trust Company

STOCK EXCHANGE LISTING

                                     Common
                                   ----------
NYSE-Symbol:                          GDL
Shares Outstanding:                21,230,610

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.

                                   (GRAPHIC)

THE GABELLI GLOBAL DEAL FUND
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2008

                                                                     GDL 3Q/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Deal Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.